Investment Securities (Details) - Schedule of carrying amount and fair value of the investment securities - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-Sale [Line Items]
Aggregate cost basis	¥ 845,888,854	¥ 418,080,000
Profits and losses from fair value changes	1,158,441
Aggregate fair value	847,047,295	418,136,773
Gross unrealized holding gains		56,773
Wealth management products [Member]
Debt Securities, Available-for-Sale [Line Items]
Aggregate cost basis	845,888,854	398,080,000
Profits and losses from fair value changes	1,158,441
Aggregate fair value	¥ 847,047,295	398,108,568
Gross unrealized holding gains		28,568
Asset management products [Member]
Debt Securities, Available-for-Sale [Line Items]
Aggregate cost basis		20,000,000
Aggregate fair value		20,028,205
Gross unrealized holding gains		¥ 28,205